Risk management (Details 14) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Appendix II Statements Of Value Added [Abstract]
Interest and similar income	R$ 70,478,393	R$ 71,418,349	R$ 77,146,077
Net fee and commission income	14,132,159	12,721,868	10,977,596
Impairment losses on financial assets (net)	(12,713,435)	(12,338,300)	(13,301,445)
Other income and expense	(6,861,406)	(3,043,565)	(751,727)
Interest expense and similar charges	(28,557,051)	(36,471,860)	(46,559,584)
Third-party input	(7,219,152)	(6,728,881)	(5,804,939)
Materials, energy and others	(544,237)	(495,913)	(510,961)
Third-party services	(5,572,127)	(5,107,077)	(4,589,468)
Impairment of assets	(508,310)	(456,711)	(114,321)
Other	(594,478)	(669,180)	(590,189)
Gross added value	29,259,508	25,557,611	21,705,978
Retention
Depreciation and amortization	(1,739,959)	(1,662,247)	(1,482,639)
Added value produced	27,519,549	23,895,364	20,223,339
Added value received from transfer
Investments in affiliates and subsidiaries	65,958	71,551	47,537
Added value to distribute	27,585,507	23,966,915	20,270,876
Added value distribution
Employee	R$ 8,185,896	R$ 7,908,746	R$ 7,378,374
Employee	29.70%	33.00%	36.40%
Compensation	R$ 5,863,584	R$ 5,795,579	R$ 5,455,374
Benefits	1,534,560	1,421,910	1,397,711
Government severance indemnity funds for employees - FGTS	448,699	413,871	352,939
Other	339,053	277,386	172,350
Taxes	R$ 5,813,381	R$ 6,131,544	R$ 4,659,989
Taxes	21.10%	25.60%	23.00%
Federal	R$ 4,864,176	R$ 5,481,969	R$ 4,101,629
State	224	1,260	717
Municipal	948,981	648,315	557,643
Compensation of third-party capital - rental	R$ 786,312	R$ 788,577	R$ 767,595
Compensation of third-party capital - rental	2.90%	3.30%	3.80%
Remuneration of interest on capital	R$ 12,799,918	R$ 9,138,048	R$ 7,464,918
Remuneration of interest on capital	46.40%	38.10%	36.80%
Dividends and interest on capital	R$ 6,600,000	R$ 6,300,000	R$ 4,550,000
Profit Reinvestment	5,982,477	2,624,064	2,784,563
Profit (loss) attributable to non-controlling interests	217,441	213,984	130,355
Total	R$ 27,585,507	R$ 23,966,915	R$ 20,270,876
Total	100.00%	100.00%	100.00%